Notes Payables (Details Textual)				0 Months Ended		6 Months Ended	1 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended			6 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended			5 Months Ended		1 Months Ended	6 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Feb. 03, 2010 Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member] USD ($)	Dec. 29, 2009 Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member] USD ($)	Jun. 30, 2013 Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member]	Oct. 31, 2010 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]	Sep. 30, 2010 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member] USD ($)	Jun. 30, 2013 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]	Oct. 14, 2010 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member] USD ($)	Nov. 15, 2010 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member] USD ($)	Nov. 30, 2010 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]	Oct. 26, 2010 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member] USD ($)	Oct. 31, 2010 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]	Jun. 30, 2013 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]	Nov. 15, 2010 Convertible debenture issued on November 15, 2010 [Member] USD ($)	Nov. 30, 2010 Convertible debenture issued on November 15, 2010 [Member]	Jun. 30, 2013 Convertible debenture issued on November 15, 2010 [Member]	Dec. 20, 2012 Convertible debenture issued on November 15, 2010 [Member] USD ($)	Dec. 20, 2010 Convertible debenture issued on November 15, 2010 [Member] USD ($)	Mar. 25, 2011 Term notes issued on March 25, 2011[Member] USD ($)	Mar. 31, 2011 Term notes issued on March 25, 2011[Member]	Jun. 30, 2013 Term notes issued on March 25, 2011[Member]	Jun. 30, 2013 Short term, unsecured notes payable issued on July to December 2012 [Member]	Dec. 31, 2012 Short term, unsecured notes payable issued on July to December 2012 [Member] USD ($)	Dec. 31, 2012 Short term, unsecured notes payable issued on August to December 2012 [Member] USD ($)	Dec. 31, 2012 Short term, unsecured notes payable issued on August to December 2012 [Member] 1 USD ($)	Sep. 30, 2012 Short term, unsecured notes payable issued September 2012 [Member] USD ($)	Jun. 30, 2013 Short term, unsecured notes payable issued September 2012 [Member]	Jun. 30, 2013 Short term, unsecured notes payable issued on January to June 2013 [Member] USD ($)	Jun. 30, 2013 Short term, unsecured notes payable issued on January to June 2013 [Member] 1 USD ($)	Jun. 30, 2013 Insurance policy finance agreements [Member] USD ($)
Notes Payable (Textual)
Issuance of convertible debentures				$ 70,000	$ 371,362			$ 85,000		$ 90,000	$ 322,500		$ 77,500			$ 350,000									$ 300,900	$ 115,500	$ 98,550	$ 42,900		$ 234,225	$ 190,000	$ 18,737
Term notes payables																					300,000
Percentage of company's common stock hold by beneficial owner				50.00%	50.00%
Interest rate on debentures				6.00%	6.00%			6.00%		6.00%	6.00%		6.00%			6.00%									6.00%	6.00%	6.00%	6.00%		6.00%	6.00%	6.00%
Conversion price				$ 1.88	$ 1.88			$ 2.63		$ 2.63						$ 2.85					$ 4.50
Repayment of convertible debt																			50,000	50,000
Interest rate on term notes																					16.00%
Number of common stock purchased by issuance of warrants																					400,000
Exercise price of warrants																					$ 4.50
Period of warrants																					3 years
Debt instrument, maturity date, description																								Due on demand or one year after the issue date.					Due on demand or one year after the issue date.	Due on demand or one year after the issue date.	Due on demand or one year after the issue date.
Debt instruments, original maturity date				Aug. 31, 2010	Aug. 31, 2010		Aug. 31, 2011	Aug. 31, 2011			Aug. 31, 2011	Aug. 31, 2011	Aug. 31, 2011	Aug. 31, 2011		Dec. 31, 2012	Dec. 31, 2012				Jun. 25, 2011	Jun. 25, 2011
Debt instruments, extended maturity date description						Due date has been extended over time to December 31, 2013.			Due date has been extended over time to December 31, 2013.						Due date has been extended over time to December 31, 2013		Due date has been extended over time to December 31, 2013	Due date has been extended over time to December 31, 2013.				The due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company at the conversion price of $4.50 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended over time to March 31, 2013	Due date for this note has been extended over time to September 30, 2013.		The notes are due on demand or one year after the issue date	The notes are due on demand or one year after the issue date	The notes are due on demand or one year after the issue date	The notes are due on demand or one year after the issue date
Remaining balance of unsecured debt		8,250	8,250
Amount of notes payable secured by first security interest	1,316,362
Repayments od insurance policy																																$ 28,236